Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of contributed to the ESOP
	For the fiscal year ended
	June 30,
	2021	2020
Allocated shares	99,668	104,254
Shares committed to be released	9,338	9,338
Unearned shares	10,261	28,936
Total ESOP shares	119,267	142,528

Fair value of unearned shares at End of period	$76,000	$195,000

Schedule of earnings per share
	For the fiscal year ended
	June 30,
	2021	2020
Net income (loss) allocated to common shareholders, basic and diluted	$1,820,000	$(12,547,000)

EARNINGS (LOSS) PER SHARE	$0.22	$(1.52)

Weighted average common shares outstanding, basic and diluted	8,216,193	8,251,860

Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis
		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2021
Agency mortgage-backed: residential	$33	$--	$33	$--

2020
Agency bonds	$503	$--	$503	$--
Agency mortgage-backed: residential	$38	$--	$38	$--

Schedule of fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis
		Fair Value Measurements Using
(in thousands)	Fair Value	Quotes Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2020
Other real estate owned, net One- to four-family	$465	$-	$-	$465

Schedule of assets measured at fair value on a non-recurring basis
June 30, 2020	Fair Value (in thousands)	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Foreclosed and repossessed assets:
1-4 family	$465	Sales comparison approach	Adjustments for differences between comparable sales	-2.7% to 41.2% (20.4%)

Schedule of financial instruments
		Fair Value Measurements at
	Carrying	June 30, 2021 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$21,648	$21,648			$21,648
Time deposits in other financial institutions	247	248			248
Available-for-sale securities	33		$33		33
Held-to-maturity securities	462		476		476
Loans held for sale	1,307		1,336		1,336
Loans receivable - net	297,902			$306,346	306,346
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	694		694		694

Financial liabilities
Deposits	$226,843	$101,951	$125,232		$227,183
Federal Home Loan Bank advances	56,873		57,314		57,314
Advances by borrowers for taxes and insurance	838		838		838
Accrued interest payable	20		20		20

	Carrying	Fair Value Measurements at June 30, 2020 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$13,702	$13,702			$13,702
Time deposits in other financial institutions	2,229	2,252			2,252
Available-for-sale securities	541		$541		541
Held-to-maturity securities	598		611		611
Loans held for sale	667		685		685
Loans receivable - net	285,887			$295,431	295,431
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	830		830		830

Financial liabilities
Deposits	$212,273	$78,118	$135,000		$213,118
Federal Home Loan Bank advances	54,715		55,416		55,416
Advances by borrowers for taxes and insurance	800		800		800
Accrued interest payable	27		27		27

Schedule of loans outstanding
(in thousands)	2021	2020
Outstanding principal, beginning of year	$1,047	$1,246
Changes in composition of related parties	936	(129)
Principal disbursed during the year	--	--
Principal repaid and refinanced during the year	(578)	(70)
Outstanding principal, end of year	$1,405	$1,047